Consolidating Guarantor Financial Information - Condensed Consolidating Statement of Operations and Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Net revenue	$ 129,606	$ 134,436	$ 137,156	$ 135,013	$ 133,753	$ 133,546	$ 138,211	$ 140,498	$ 141,200	$ 540,358	$ 553,455	$ 570,372
Operating expenses:
Cost of services	26,764				32,701					128,939	119,193	115,236
Selling, general, and administrative, including stock-based compensation	31,222				32,014					118,940	155,902	114,152
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	49,145				54,411					211,639	236,788	246,753
Depreciation	3,154				2,615					11,434	8,818	8,160
Total operating expenses	110,285				121,741					1,034,501	521,151	502,723
Operating income (loss)	19,321	(316,590)	12,280	(201,845)	12,012	14,647	12,896	(11,848)	16,609	(494,143)	32,304	67,649
Other expense:
Equity in loss of subsidiaries	0				0					0	0	0
Interest expense	37,433				36,873					180,770	145,492	127,308
Unrealized loss on derivative financial instruments	7,773				0					3,151	0	0
Refinancing expense	5,214				0					12,238	0	9,500
Total other expense	50,420				36,873					196,159	145,492	136,808
Loss before income taxes	(31,099)				(24,861)					(690,302)	(113,188)	(69,159)
Income tax expense	671				1,346					(11,552)	(1,893)	7,148
Net loss	(31,770)	$ (376,911)	$ (33,840)	$ (241,792)	(26,207)	$ (14,642)	$ (25,536)	$ (50,104)	$ (21,013)	(678,750)	(111,295)	(76,307)
Other comprehensive income (loss):
Unrealized gain (loss) on derivative contracts, net	(468)				14,406					14,378	1,582	4,589
Total other comprehensive income (loss), net of tax	(468)				14,406					14,378	1,582	4,589
Comprehensive loss	(32,238)				(11,801)					(664,372)	(109,713)	(71,718)
Eliminations
Condensed Income Statements, Captions [Line Items]
Net revenue	0				0					0	0	0
Operating expenses:
Cost of services	0				0					0	0	0
Selling, general, and administrative, including stock-based compensation	0				0					0	0	0
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	0				0					0	0	0
Depreciation	0				0					0	0	0
Total operating expenses	0				0					0	0	0
Operating income (loss)	0				0					0	0	0
Other expense:
Equity in loss of subsidiaries	634				(6,740)					(61,711)	(17,978)	(21,387)
Interest expense	0				0					0	0	0
Unrealized loss on derivative financial instruments	0									0
Refinancing expense	0									0		0
Total other expense	634				(6,740)					(61,711)	(17,978)	(21,387)
Loss before income taxes	(634)				6,740					61,711	17,978	21,387
Income tax expense	0				0					0	0	0
Net loss	(634)				6,740					61,711	17,978	21,387
Other comprehensive income (loss):
Unrealized gain (loss) on derivative contracts, net	0				0					0	0	0
Total other comprehensive income (loss), net of tax	0				0					0	0	0
Comprehensive loss	(634)				6,740					61,711	17,978	21,387
Parent Issuer
Condensed Income Statements, Captions [Line Items]
Net revenue	128,260				124,295					500,152	519,293	543,181
Operating expenses:
Cost of services	26,683				28,299					109,201	104,103	101,940
Selling, general, and administrative, including stock-based compensation	31,164				22,803					79,696	126,201	86,670
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	48,572				52,237					204,662	230,313	240,568
Depreciation	3,154				2,385					10,371	8,101	7,784
Total operating expenses	109,573				105,724					931,121	469,109	455,166
Operating income (loss)	18,687				18,571					(430,969)	50,184	88,015
Other expense:
Equity in loss of subsidiaries	(634)				6,740					61,711	17,978	21,387
Interest expense	37,433				36,873					180,770	145,487	127,290
Unrealized loss on derivative financial instruments	7,773									3,151
Refinancing expense	5,214									12,238		9,500
Total other expense	49,786				43,613					257,870	163,465	158,177
Loss before income taxes	(31,099)				(25,042)					(688,839)	(113,281)	(70,162)
Income tax expense	671				1,165					(10,089)	(1,986)	6,145
Net loss	(31,770)				(26,207)					(678,750)	(111,295)	(76,307)
Other comprehensive income (loss):
Unrealized gain (loss) on derivative contracts, net	(468)				14,406					14,378	1,582	4,589
Total other comprehensive income (loss), net of tax	(468)				14,406					14,378	1,582	4,589
Comprehensive loss	(32,238)				(11,801)					(664,372)	(109,713)	(71,718)
Subsidiary Guarantors
Condensed Income Statements, Captions [Line Items]
Net revenue	1,346				9,458					40,206	34,162	27,191
Operating expenses:
Cost of services	81				4,402					19,738	15,090	13,296
Selling, general, and administrative, including stock-based compensation	58				9,211					39,244	29,701	27,482
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	573				2,174					6,977	6,475	6,185
Depreciation	0				230					1,063	717	376
Total operating expenses	712				16,017					103,380	52,042	47,557
Operating income (loss)	634				(6,559)					(63,174)	(17,880)	(20,366)
Other expense:
Equity in loss of subsidiaries	0				0					0	0	0
Interest expense	0				0					0	5	18
Unrealized loss on derivative financial instruments	0									0
Refinancing expense	0									0		0
Total other expense	0				0					0	5	18
Loss before income taxes	634				(6,559)					(63,174)	(17,885)	(20,384)
Income tax expense	0				181					(1,463)	93	1,003
Net loss	634				(6,740)					(61,711)	(17,978)	(21,387)
Other comprehensive income (loss):
Unrealized gain (loss) on derivative contracts, net	0				0					0	0	0
Total other comprehensive income (loss), net of tax	0				0					0	0	0
Comprehensive loss	634				(6,740)					(61,711)	(17,978)	(21,387)
Non-Guarantors
Condensed Income Statements, Captions [Line Items]
Net revenue	0				0					0	0	0
Operating expenses:
Cost of services	0				0					0	0	0
Selling, general, and administrative, including stock-based compensation	0				0					0	0	0
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	0				0					0	0	0
Depreciation	0				0					0	0	0
Total operating expenses	0				0					0	0	0
Operating income (loss)	0				0					0	0	0
Other expense:
Equity in loss of subsidiaries	0				0					0	0	0
Interest expense	0				0					0	0	0
Unrealized loss on derivative financial instruments	0									0
Refinancing expense	0									0		0
Total other expense	0				0					0	0	0
Loss before income taxes	0				0					0	0	0
Income tax expense	0				0					0	0	0
Net loss	0				0					0	0	0
Other comprehensive income (loss):
Unrealized gain (loss) on derivative contracts, net	0				0					0	0	0
Total other comprehensive income (loss), net of tax	0				0					0	0	0
Comprehensive loss	$ 0				$ 0					$ 0	$ 0	$ 0